UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $159,568 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     9097   153231 SH       SOLE                   153231
AUTOMATIC DATA PROCESSING      COM              053015103     6372   138730 SH       SOLE                   138730
BECTON DICKINSON               COM              075887109     5632    68647 SH       SOLE                    68647
BERKSHIRE HATHAWAY 'B'         COM              084670702    11097     2808 SH       SOLE                     2808
COCA-COLA                      COM              191216100      220     3836 SH       SOLE                     3836
COLGATE-PALMOLIVE              COM              194162103     7859   110195 SH       SOLE                   110195
DELL INC.                      COM              24702R101      301    10900 SH       SOLE                    10900
EMERSON ELECTRIC               COM              291011104     8084   151905 SH       SOLE                   151905
GENERAL ELECTRIC               COM              369604103     8436   203763 SH       SOLE                   203763
GRAINGER WW                    COM              384802104     9613   105420 SH       SOLE                   105420
HEWLETT PACKARD                COM              428236103     4676    93915 SH       SOLE                    93915
ILL TOOL WORKS                 COM              452308109     9383   157335 SH       SOLE                   157335
JOHNSON CONTROLS               COM              478366107      236     2000 SH       SOLE                     2000
JOHNSON&JOHNSON                COM              478160104      358     5456 SH       SOLE                     5456
LAB. CORP. AMER.               COM              50540r409     8905   113830 SH       SOLE                   113830
MEDTRONIC, INC.                COM              585055106     7970   141287 SH       SOLE                   141287
MFS Muni Income TR SBI         COM              552738106      142    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7081   240355 SH       SOLE                   240355
MINNESOTA MNG.                 COM              88579Y101     7846    83840 SH       SOLE                    83840
NIKE INC CLASS B               COM              654106103     7641   130265 SH       SOLE                   130265
NOKIA ADR                      COM              654902204     9537   251435 SH       SOLE                   251435
PATTERSON INC.                 COM              703395103     8791   227700 SH       SOLE                   227700
PEPSICO INC.                   COM              713448108    10479   143032 SH       SOLE                   143032
PFIZER INC COM                 COM              717081103      274    11211 SH       SOLE                    11211
PROCTER & GAMBLE               COM              742718109     5766    81974 SH       SOLE                    81974
UNITED PARCEL SERVICE          COM              911312106     3568    47515 SH       SOLE                    47515
WAL-MART STORES                COM              931142103      202     4620 SH       SOLE                     4620